Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Earnings per share [Line Items]
Net profit (loss) for the year	$ (28,459)	$ (11,654)	$ 64,435
Weighted average number of share outstanding (Note 12(a))	253,986,867	253,986,867	253,986,867
Basic and diluted earnings per share	$ (0.05)	$ (0.05)	$ 0.24
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Earnings per share [Line Items]
Net profit (loss) for the year	$ 390,377,000	$ 119,710,000	$ 349,881,000
Weighted average number of share outstanding (Note 12(a))	350,056,012	350,056,012	350,056,012
Basic and diluted earnings per share	$ 1.115	$ 0.342	$ 1.000